CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Loss Income
Net (loss) income	$ (89,242)	$ 142,912	$ (31,826)
Other comprehensive loss, net of tax of nil:
Change in cumulative foreign currency translation adjustment	(24,140)	(11,478)	(6,874)
Comprehensive (loss) income	(113,382)	131,434	(38,700)
Less: comprehensive loss attributable to non-controlling interest	(24,537)	(7,326)	(6,591)
Comprehensive (loss) income attributable to AirMedia Group Inc.'s shareholders	$ (88,845)	$ 138,760	$ (32,109)